Earnings per share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Earnings per share
Antidilutive stock options to purchase common shares	9,430,300	8,941,100	9,430,300	8,941,100